Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Investments
INVESTMENTS
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows. Atlas' other investment is in a limited partnership that primarily invests in income-producing real estate. Atlas' interests are not deemed minor and it is accounted for under the equity method of accounting. As of the period ended September 30, 2013, the carrying value was approximately $1.2 million versus approximately $1.3 million as of the year ended December 31, 2012. The carrying value of this investment is Atlas' share of the net book value, an amount that approximates fair value. Atlas receives dividends on a routine basis which approximate the income earned on the investment. This other investment is not included in the tables below (all amounts in '000s):

September 30, 2013		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$51,919	$358	$1,053	$51,224
	- Corporate	44,070	496	697	43,869
	- Commercial mortgage backed	23,165	69	457	22,777
	- Other asset backed	11,857	55	16	11,896
Total fixed income		131,011	978	2,223	129,766
Equities		569	—	136	433
Totals		$131,580	$978	$2,359	$130,199

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		95,423	2,688	32	98,079
Equities		1,563	8	—	1,571
Totals		$96,986	$2,696	$32	$99,650

The following tables summarize carrying amounts of fixed income securities by contractual maturity. As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the period ended September 30, 2013	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$5,742	$43,202	$28,320	$52,502	$129,766
Percentage of total	4.4%	33.3%	21.8%	40.5%	100.0%

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

Management performs a quarterly analysis of Atlas’ investment holdings to determine if declines in fair value are other than temporary. The analysis includes some or all of the following procedures as deemed appropriate by management:

◦	identifying all security holdings in unrealized loss positions;

◦	equities may require more timely review in some cases;

◦	obtaining a valuation analysis from third party investment managers regarding these holdings based on their knowledge, experience and other market-based valuation techniques;

◦	reviewing the trading range of certain securities over the preceding calendar period;

◦	assessing whether declines in market value are other than temporary for debt security holdings based on credit ratings from third party security rating agencies; and

◦	determining the necessary provision for declines in market value that are considered other than temporary based on the analyses performed.
The risks and uncertainties inherent in the assessment methodology utilized to determine declines in market value that are other than temporary include, but may not be limited to, the following:

◦	the opinion of professional investment managers could be incorrect;

◦	the past trading patterns of individual securities may not reflect future valuation trends;

◦	the credit ratings assigned by independent credit rating agencies may be incorrect due to unforeseen or unknown facts related to a company’s financial situation; and

◦	the debt service pattern of non-investment grade securities may not reflect future debt service capabilities and may not reflect a company’s unknown underlying financial problems.
There were no other than temporary impairments recorded in the three and nine month periods ended September 30, 2013 as a result of the above analysis performed by management. As of the period ended September 30, 2013, a portion of Atlas' portfolio was in an unrealized loss position. This was primarily driven by a rise in the 5-year US Treasury interest rate during the second quarter. All securities in an unrealized loss position as of September 30, 2013 and December 31, 2012 have been in said position for less than 12 months. The total fair value of the securities currently in an unrealized loss position were $106.2 million at September 30, 2013 with a total temporary impairment relating to unrealized losses of $2.2 million. Atlas has the ability and intent to hold these securities until their fair value is recovered. Therefore, Atlas does not expect the near term change in market value of these securities to be realized.
The following table summarizes the components of net investment income for the three month periods ended September 30, 2013 and 2012 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	631	680
Income from other investments	50	18
Investment expenses	(111)	(85)
Net investment income	$570	$613

The following table summarizes the components of net investment gains for the three month periods ended September 30, 2013 and 2012:

	2013	2012
Fixed income securities	$33	$134
Equities	—	645
Net investment gains	$33	$779

The following table summarizes the components of net investment income for the nine month period ended September 30, 2013 (all amounts in '000s):

	2013	2012
Total investment income
Interest income	1,981	2,118
Dividend income	9	15
Income from other investments	112	18
Investment expenses	(374)	(273)
Net investment income	$1,728	$1,878

The following table summarizes the components of net investment gains for the nine month period ended September 30, 2012:

	2013	2012
Fixed income securities	$127	$453
Equities	394	645
Net investment gains	$521	$1,098

Collateral pledged:
At September 30, 2013, bonds and term deposits with a fair value of $14.8 million were on deposit with state and provincial regulatory authorities, versus $9.8 million at December 31, 2012. This increase is the result of the acquisition of Gateway. Also, from time to time, the Company pledges securities to third parties to collateralize liabilities incurred under its policies of insurance. At September 30, 2013 and December 31, 2012, the amount of such pledged securities was $7.8 million and $8.3 million, respectively. Collateral pledging transactions are conducted under terms that are common and customary to standard collateral pledging and are subject to the Company’s standard risk management controls. These assets and investment income related thereto remain the property of the Company while pledged. Neither the state and/or provincial regulatory authorities nor any other third party has the right to re-pledge or sell said securities held on deposit.

INVESTMENTS
The amortized cost, gross unrealized gains and losses and fair value for Atlas’ investments in fixed maturities and equity investments are as follows (all amounts in '000s):

December 31, 2012		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$34,993	$879	$9	$35,863
	- Corporate	35,922	1,253	16	37,159
	- Commercial mortgage backed	20,387	433	7	20,813
	- Other asset backed	4,121	123	—	4,244
Total fixed income		$95,423	$2,688	$32	$98,079
Equities		$1,563	$8	$—	$1,571
Totals		$96,986	$2,696	$32	$99,650

December 31, 2011		Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Fixed income:
U.S.	- Government	$44,835	$911	$—	$45,746
	- Corporate	35,572	825	24	36,373
	- Commercial mortgage backed	17,493	208	—	17,701
	- Other asset backed	3,573	99	1	3,671
Total fixed income		$101,473	$2,043	$25	$103,491
Equities		994	147	—	1,141
Totals		$102,467	$2,190	$25	$104,632

The following tables summarize carrying amounts of fixed income securities by contractual maturity (all amounts in '000s). As certain securities and debentures have the right to call or prepay obligations, the actual settlement dates may differ from contractual maturity.

As of the year ended December 31, 2012	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$9,513	$23,124	$20,524	$44,918	$98,079
Percentage of total	9.7%	23.6%	20.9%	45.7%	100.0%

As of the year ended December 31, 2011	One year or less	One to five years	Five to ten years	More than ten years	Total
Fixed income securities	$29,407	$27,317	$10,242	$36,525	$103,491
Percentage of total	28.4%	26.4%	9.9%	35.3%	100.0%

Management performs a quarterly analysis of Atlas’ investment holdings to determine if declines in fair value are other than temporary. The analysis includes some or all of the following procedures as deemed appropriate by management:

◦	identifying all security holdings in unrealized loss positions that have existed for at least six months or other circumstances that management believes may impact the recoverability of the security;

◦	obtaining a valuation analysis from third party investment managers regarding these holdings based on their knowledge, experience and other market based valuation techniques;

◦	reviewing the trading range of certain securities over the preceding calendar period;

◦	assessing if declines in market value are other than temporary for debt security holdings based on credit ratings from third party security rating agencies; and

◦	determining the necessary provision for declines in market value that are considered other than temporary based on the analyses performed.
The risks and uncertainties inherent in the assessment methodology utilized to determine declines in market value that are other than temporary include, but may not be limited to, the following:

◦	the opinion of professional investment managers could be incorrect;

◦	the past trading patterns of individual securities may not reflect future valuation trends;

◦	the credit ratings assigned by independent credit rating agencies may be incorrect due to unforeseen or unknown facts related to a company’s financial situation; and

◦	the debt service pattern of non-investment grade securities may not reflect future debt service capabilities and may not reflect a company’s unknown underlying financial problems.
There were no impairments recorded in the years ended December 31, 2012 and 2011 as a result of the above analysis performed by management to determine declines in fair value that may be other than temporary. All securities in an unrealized loss position as of the years ended December 31, 2012 and 2011 have been in said position for less than 12 months.
The following table summarizes the components of net investment income for the years ended December 31, 2012 and 2011(all amounts in '000s):

	2012	2011
Total investment income
Interest income	$2,757	$3,791
Dividends	19	12
Income from other investments	55	—
Investment expenses	(378)	(523)
Net investment income	$2,453	$3,280

The following table summarizes the components of net investment gains for the years ended December 31:

	2012	2011
Fixed income securities	$799	$4,147
Equities	636	—
Net investment gains (losses)	$1,435	$4,147

Atlas' other investment is in a limited partnership that primarily invests in income-producing real estate. Atlas' interests are not deemed minor and it is accounted for under the equity method of accounting. As of the year ended December 31, 2012, the carrying value was $1.3 million versus $0 as of the year ended December 31, 2011. The estimated fair value approximates due to the investees not being publicly traded.
Collateral pledged:
At December 31, 2012, bonds and term deposits with a fair value of $9.8 million were on deposit with state and provincial regulatory authorities, versus $11.8 million at December 31, 2011. Also, from time to time, the Company pledges securities to third parties to collateralize liabilities incurred under its policies of insurance. At the year ended December 31, 2012, the amount of such pledged securities was $8.3 million versus $10.4 million at December 31, 2011. Collateral pledging transactions are conducted under terms that are common and customary to standard collateral pledging and are subject to the Company’s standard risk management controls. These assets and investment income related thereto remain the property of the Company while pledged. Neither the state and/or provincial regulatory authorities nor any other third party has the right to re-pledge or sell said securities held on deposit.